Operating segments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating segments
Operating segments

4Operating segments

The Group operates as a single operating segment and one reporting segment, being the development and commercialization of eVTOL technology. The Chief Operating Decision Maker, being the Chief Executive Officer, reviews all financial information as a single segment.

4 Operating segments

The Group operates as a single operating segment and one reporting segment, being the development and commercialization of eVTOL technology. The Chief Operating Decision Maker, being the Chief

Executive Officer, reviews all financial information as a single segment.